USE OF ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of activity for allowance accounts
Summarized below is the activity for these allowance accounts.

	Year ended December 31,
	2015	2014	2013
Balance at beginning of year	$22.0	$21.7	$23.3
Allowances provided	15.6	14.7	12.0
Write-offs, net of recoveries, credits issued and other	(14.0)	(14.4)	(13.6)
Balance at end of year	$23.6	$22.0	$21.7

Summary of accrued expenses components
Summarized in the table below are the components of accrued expenses at December 31, 2015 and 2014.

	December 31,
	2015	2014
Unearned revenue(1)	$155.8	$203.9
Employee benefits	172.6	95.4
Warranty	14.0	17.4
Other(2)	124.9	109.4
Total	$467.3	$426.1

(1)
Unearned revenue includes billings in excess of costs and estimated earnings on uncompleted contracts accounted for under the percentage-of-completion method of revenue recognition, customer deposits and unearned amounts on service contracts.

(2)	Other consists of various items including, among other items, accrued commissions, accrued sales and value-added taxes, and accruals for restructuring, interest and freight costs.

Analysis of product warranty accrual
The following is an analysis of our product warranty accrual for the periods presented:

	Year ended December 31,
	2015	2014	2013
Balance at beginning of year	$18.4	$20.4	$23.2
Provisions	10.3	13.5	8.1
Usage	(12.6)	(14.2)	(10.8)
Currency translation adjustment	(1.3)	(1.3)	(0.1)
Balance at end of year	14.8	18.4	20.4
Less: Current portion of warranty	14.0	17.4	20.2
Non-current portion of warranty	$0.8	$1.0	$0.2